EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to general partner and limited partner interests	$ 116,418		$ 85,534		$ 54,267
Less: Dropdown Predecessor (net income)/loss	(28,015)		(21,937)		3,467
Less: distributions paid	(87,072)		(46,423)		0
Under distributed earnings	1,331		17,174		57,734
Under distributed earnings attributable to [Abstract]
Common unit holders	1,304		16,829		35,615
Subordinated unit holders	0		0		20,964
General Partner	$ 27		$ 345		$ 1,155
Weighted average units outstanding (basic and diluted) [Abstract]
Common units (in units)	27,441		23,127		23,127
Subordinated units (in units)	15,949		15,949		15,949
General Partner units (in units)	886		797		797
Earnings per unit (basic and diluted) [Abstract]
Common units (in dollars per unit)	$ 2.08		$ 1.89		$ 1.54
Subordinated units (in dollars per unit)	$ 1.85		$ 1.16		$ 1.31
General Partner units (in dollars per unit)	$ 2.00		$ 1.59		$ 1.45
Cash distributions declared and paid in the period per unit (in dollars per unit)	$ 1.78	[1]	$ 0.73	[1]	$ 0	[1]
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per unit)	$ 0.50	[2]	$ 0.43	[2]	$ 0	[2]
Distribution Made to Member or Limited Partner [Line Items]
Partnership's total number of units outstanding held by entities other than Golar (in hundredths)	46.00%		35.00%
Minimum per share quarterly distribution (in dollars per share)	$ 0.385
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813
Common unitholders distribution percentage (in hundredths)	85.00%
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775
Common unitholders distribution percentage (in hundredths)	75.00%
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%
Distribution percentage to all unit holders (in hundredths)	50.00%
General Partner [Member]
Distribution Made to Member or Limited Partner [Line Items]
General Partner's ownership interest in the Partnership (in hundredths)	2.00%

[1]	Refers to cash distribution declared and paid during the period.
[2]	Refers to cash distribution declared and paid subsequent to the period end.